Earnings per share	12 Months Ended
Oct. 31, 2019
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Earnings per share

Note 20	Earnings per share

$ millions, except per share amounts, for the year ended October 31	2019	2018	2017
Basic EPS
Net income attributable to equity shareholders	$5,096	$5,267	$4,699
Less: preferred share dividends and premiums	111	89	52
Net income attributable to common shareholders	4,985	5,178	4,647
Weighted-average common shares outstanding (thousands)	444,324	443,082	412,636
Basic EPS	$11.22	$11.69	$11.26
Diluted EPS
Net income attributable to common shareholders	$4,985	$5,178	$4,647
Weighted-average common shares outstanding (thousands)	444,324	443,082	412,636
Add: stock options potentially exercisable (1) (thousands)	702	1,111	827
Add: restricted shares and equity-settled consideration (thousands)	431	434	100
Weighted-average diluted common shares outstanding (thousands)	445,457	444,627	413,563
Diluted EPS	$11.19	$11.65	$11.24
(1)
Excludes average options outstanding of 2,319,723 with a weighted-average exercise price of $114.29 (2018: 688,123 with a weighted-average exercise price of $120.02; 2017: 729,807 with a weighted-average exercise price of $111.69), as the options’ exercise prices were greater than the average market price of common shares.